Notes receivable – related party (Details Narrative) - Cytovia Therapeutics LLC [Member] - Cytovia Therapeutics Inc [Member] - USD ($)	9 Months Ended
	Sep. 30, 2023	Aug. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Loan receivables		$ 173,496
Loan receivables	$ 1,000,000
Loan receivables accrual percent	5.00%
Loan receivables accrual	$ 1,035